Jan. 29, 2024
THE GABELLI U.S. TREASURY MONEY MARKET FUND
GABELLI U.S. TREASURY MONEY MARKET FUND

GABELLI U.S. TREASURY MONEY MARKET FUND (the “Fund”)

Supplement dated January 29, 2024, to the Fund’s Prospectus (the “Prospectus”) and

Statement of Additional Information (“SAI”), each dated January 26, 2024

Effective February 2, 2024, Class AAA shares of the Fund will be renamed Class I shares. Accordingly, effective February 2, 2024, each instance of “Class AAA” in the Prospectus and the SAI is hereby deleted and replaced with “Class I.”

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE